CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Accounts receivable, allowance	$ 3,237	$ 1,794
Redeemable preferred shares par value (in dollars per share)	$ 0.0001	$ 0.0001
Preferred stock, par value (usd per share)	0.0001	0.0001
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001